GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Alternatives Fund

Goldman Sachs GQG Partners International Opportunities Fund

Supplement dated March 1, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated February 28, 2017

Class T Shares for the Goldman Sachs Multi-Manager Alternatives Fund and Goldman Sachs GQG Partners International Opportunities Fund (together, the “Funds”) are not currently offered by the Funds.

This Supplement should be retained with your Summary Prospectus, Statutory Prospectus or Statement of Additional Information for future reference.

GST2CLASST 02-17